Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Ordinary shares, par value	$ 0.0002	$ 0.0002
Common Class A [Member]
Ordinary shares, shares authorized	175,000,000	175,000,000
Ordinary shares, shares issued	17,339,871	12,571,044
Ordinary shares, shares outstanding	17,339,871	12,571,044
Common Class B [Member]
Ordinary shares, shares authorized	75,000,000	75,000,000
Ordinary shares, shares issued	3,542,400	3,542,400
Ordinary shares, shares outstanding	3,542,400	3,542,400